PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	$ 173,136	¥ 1,126,475	$ 73,714	¥ 479,605	¥ 135,371	¥ 161,584
Prepaid expenses and other current assets	145,283	945,258		219,981
Total current assets	1,957,846	12,738,336		7,543,948
Non-current assets
Long-term investments	3,610	23,485		24,887	11,578
Total non-current assets	306,049	1,991,248		1,176,187
TOTAL ASSETS	2,263,895	14,729,584		8,720,135
Current liabilities
Accrued expenses and other current liabilities	247,611	1,611,029		602,259
Total current liabilities	1,976,721	12,861,140		7,985,261
Non-current liabilities
Convertible loans				698,179
TOTAL LIABILITIES	2,002,375	13,028,058		8,706,216
Commitments and contingencies (Note 22)
MEZZANINE EQUITY (Note 15)
TOTAL MEZZANINE EQUITY				625,570
SHAREHOLDERS' (DEFICIT)/EQUITY:
Additional paid-in capital	324,448	2,110,957
Accumulated other comprehensive income/(loss)	(2,298)	(14,951)		16,942
Accumulated deficit	(69,248)	(450,551)		(630,664)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	261,520	1,701,526		(611,651)	(414,641)	(76,927)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	2,263,895	14,729,584		8,720,135
Pre-IPO Series A-1 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount				14,485
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares	10	68
Pre-IPO Series A-2 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount				41,810
Pre-IPO Series B-1 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount				29,970
Pre-IPO Series B-2 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount				537,986
Pre-IPO Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares				68
Pre-IPO Class B ordinary shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount				1,319
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares	22	142
Parent
Current assets
Cash and cash equivalents	87,663	570,359	$ 15,743	102,431	¥ 92,046	¥ 143,839
Amounts due from subsidiaries and other related parties	15,175	98,734		11,000
Prepaid expenses and other current assets	78,351	509,776		6,579
Total current assets	181,189	1,178,869		120,010
Non-current assets
Investments in subsidiaries, VIEs and VIEs' subsidiaries	84,511	549,853		(6,517)
Long-term investments	3,229	21,008		19,451
Total non-current assets	87,740	570,861		12,934
TOTAL ASSETS	268,929	1,749,730		132,944
Current liabilities
Amounts due to subsidiaries, VIEs and VIEs' subsidiaries	2,692	17,512		537
Accrued expenses and other current liabilities	4,717	30,692		7,401
Total current liabilities	7,409	48,204		7,938
Non-current liabilities
Convertible loans				111,087
TOTAL LIABILITIES	7,409	48,204		119,025
Commitments and contingencies (Note 22)
MEZZANINE EQUITY (Note 15)
TOTAL MEZZANINE EQUITY				625,570
SHAREHOLDERS' (DEFICIT)/EQUITY:
Additional paid-in capital	324,448	2,110,957
Accumulated other comprehensive income/(loss)	(2,298)	(14,951)		16,942
Accumulated deficit	(60,662)	(394,690)		(628,661)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	261,520	1,701,526		(611,651)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	268,929	1,749,730		132,944
Parent | Pre-IPO Series A-1 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount				14,485
Parent | Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares	10	68
Parent | Pre-IPO Series A-2 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount				41,810
Parent | Pre-IPO Series B-1 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount				29,970
Parent | Pre-IPO Series B-2 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount				537,986
Parent | Pre-IPO Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares				68
Parent | Pre-IPO Class B ordinary shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount				¥ 1,319
Parent | Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares	$ 22	¥ 142